UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08763

MH Elite Portfolio of Funds Trust

(Exact name of registrant as specified in charter)

43 Highlander Drive

Scotch Plains, NJ 07076

(Address of principal executive offices) (Zip code)

MH Elite Portfolio of Funds Trust

43 Highlander Drive

Scotch Plains, NJ 07076

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 318-7969

Date of fiscal year end:  December 31

Date of reporting period: July 1, 2017 - June 30, 2018

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

a)

The name of the issuer of the portfolio security;

b)

The exchange ticker symbol of the portfolio security;

c)

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

d)

The shareholder meeting date;

e)

A brief identification of the matter voted on;

f)

Whether the matter was proposed by the issuer or by a security holder;

g)

Whether the Registrant cast its vote on the matter;

h)

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

i)

Whether the Registrant cast its vote for or against management.

MH Elite Small Cap Fund of Funds

Vanguard Small Cap Value Index Adm Class

Exchange Ticker Symbol:

VSIAX

CUSIP:

92828N593

Shareholder Meeting Date:

November 15, 2017

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Proposal to elect trustees for each fund	For	Issuer	For	With
2	Proposal to approve a manager of managers arrangement with third-party investment advisors	For	Issuer	For	With
3	Proposal to approve a new managers of managers arrangement with wholly owned subsidiaries of Vanguard	For	Issuer	For	With
7	Shareholder proposal: genocide-free investing	Against	Shareholder	Against	With

Vanguard Tax-Managed Small Cap Adm Class

Exchange Ticker Symbol:

VTMSX

CUSIP:

378690606

Shareholder Meeting Date:

November 15, 2017

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Proposal to elect trustees for each fund	For	Issuer	For	With
2	Proposal to approve a manager of managers arrangement with third-party investment advisors	For	Issuer	For	With
3	Proposal to approve a new managers of managers arrangement with wholly owned subsidiaries of Vanguard	For	Issuer	For	With
7	Shareholder proposal: genocide-free investing	Against	Shareholder	Against	With

Westwood SmallCap Class I

Exchange Ticker Symbol:

WHGSX

CUSIP:

0075W0726

Shareholder Meeting Date:

March 26, 2018

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Trustees	For	Issuer	For	With

MH Elite Fund of Funds

Fidelity Select Biotechnology Portfolio

Exchange Ticker Symbol:

FBIOX

CUSIP:

316390772

Shareholder Meeting Date:

December 8, 2017

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To Elect a Board of of Trustees	For	Issuer	For	With
2	To Eliminate a Fundamental Investment Policy	For	Issuer	For	With
3	To Modify the Fund’s Fundamental Concentration Policy	For	Issuer	For	With

Lazard US Equity Concentrated Open

Exchange Ticker Symbol:

LEVOX

CUSIP:

52106N574

Shareholder Meeting Date:

October 20, 2017

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect a Fund Director	For	Issuer	For	With
2	To approve revising the Portfolio’s fundamental investment restrictions on issuing senior securities, borrowing and pledging or mortgage its assets	For	Issuer	For	With

Loomis Sayles Growth Class Y

Exchange Ticker Symbol:

LSGRX

CUSIP:

543487110

Shareholder Meeting Date:

December 4, 2017

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Trustees	For	Issuer	For	With

LSV Value Equity

Exchange Ticker Symbol:

LSVEX

CUSIP:

00758M634

Shareholder Meeting Date:

March 26, 2018

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Trustees	For	Issuer	For	With

MH Elite Fund of Funds

(continued)

Parnassus Endeavor Class I

Exchange Ticker Symbol:

PFPWX

CUSIP:

701769101

Shareholder Meeting Date:

March 22, 2018

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Trustees	For	Issuer	For	With

Vanguard Consumer Staples Index Adm Class

Exchange Ticker Symbol:

VCSAX

CUSIP:

92204A850

Shareholder Meeting Date:

November 15, 2017

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Proposal to elect trustees for each fund	For	Issuer	For	With
2	Proposal to approve a manager of managers arrangement with third-party investment advisors	For	Issuer	For	With
3	Proposal to approve a new managers of managers arrangement with wholly owned subsidiaries of Vanguard	For	Issuer	For	With

Vanguard Tax-Managed Capital App Adm Class

Exchange Ticker Symbol:

VTCLX

CUSIP:

921943866

Shareholder Meeting Date:

November 15, 2017

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Proposal to elect trustees for each fund	For	Issuer	For	With
2	Proposal to approve a manager of managers arrangement with third-party investment advisors	For	Issuer	For	With
3	Proposal to approve a new managers of managers arrangement with wholly owned subsidiaries of Vanguard	For	Issuer	For	With

Vanguard US Value Inv Class

Exchange Ticker Symbol:

VUVLX

CUSIP:

922020201

Shareholder Meeting Date:

November 15, 2017

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Proposal to elect trustees for each fund	For	Issuer	For	With

2	Proposal to approve a manager of managers arrangement with third-party investment advisors	For	Issuer	For	With

MH Elite Select Portfolio of Funds

Fidelity Select Chemicals Portfolio

Exchange Ticker Symbol:

FSCHX

CUSIP:

316390889

Shareholder Meeting Date:

December 8, 2017

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To Elect a Board of of Trustees	For	Issuer	For	With
2	To Eliminate a Fundamental Investment Policy	For	Issuer	For	With
3	To Modify the Fund’s Fundamental Concentration Policy	For	Issuer	For	With

Lazard Global Listed infrastructure Class I

Exchange Ticker Symbol:

GLIFX

CUSIP:

52106N459

Shareholder Meeting Date:

October 10, 2017

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect a Fund Director	For	Issuer	For	With
2	To approve revising the Portfolio’s fundamental investment restrictions on issuing senior securities, borrowing and pledging or mortgage its assets	For	Issuer	For	With

Vanguard Energy Index Adm Class

Exchange Ticker Symbol:

VENAX

CUSIP:

92204A843

Shareholder Meeting Date:

November 15, 2017

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Proposal to elect trustees for each fund	For	Issuer	For	With
2	Proposal to approve a manager of managers arrangement with third-party investment advisors	For	Issuer	For	With
3	Proposal to approve a new managers of managers arrangement with wholly owned subsidiaries of Vanguard	For	Issuer	For	With

MH Elite Select Portfolio of Funds

(continued)

Vanguard Materials Index Adm Class

Exchange Ticker Symbol:

VMIAX

CUSIP:

92204A785

Shareholder Meeting Date:

November 15, 2017

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Proposal to elect trustees for each fund	For	Issuer	For	With
2	Proposal to approve a manager of managers arrangement with third-party investment advisors	For	Issuer	For	With
3	Proposal to approve a new managers of managers arrangement with wholly owned subsidiaries of Vanguard	For	Issuer	For	With

Vanguard Global Minimum Volatility Adm Class

Exchange Ticker Symbol:

VMNVX

CUSIP:

921946869

Shareholder Meeting Date:

November 15, 2017

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Proposal to elect trustees for each fund	For	Issuer	For	With
3	Proposal to approve a new managers of managers arrangement with wholly owned subsidiaries of Vanguard	For	Issuer	For	With

MH Elite Income Fund of Funds

Frost Total Return Bond Inv Class

Exchange Ticker Symbol:

FATRX

CUSIP:

00766Y679

Shareholder Meeting Date:

March 26, 2018

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Trustees	For	Issuer	For	With

Vanguard Core Bond Adm Class

Exchange Ticker Symbol:

VCOBX

CUSIP:

922020839

Shareholder Meeting Date:

November 15, 2017

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Proposal to elect trustees for each fund	For	Issuer	For	With
3	Proposal to approve a new managers of managers arrangement with wholly owned subsidiaries of Vanguard	For	Issuer	For	With

Vanguard High Dividend Yield Index Inv Class

Exchange Ticker Symbol:

VHDYX

CUSIP:

921946505

Shareholder Meeting Date:

November 15, 2017

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Proposal to elect trustees for each fund	For	Issuer	For	With
2	Proposal to approve a manager of managers arrangement with third-party investment advisors	For	Issuer	For	With
3	Proposal to approve a new managers of managers arrangement with wholly owned subsidiaries of Vanguard	For	Issuer	For	With

Vanguard Utilities Index Adm Class

Exchange Ticker Symbol:

VUIAX

CUSIP:

92204A769

Shareholder Meeting Date:

November 15, 2017

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Proposal to elect trustees for each fund	For	Issuer	For	With
2	Proposal to approve a manager of managers arrangement with third-party investment advisors	For	Issuer	For	With

3	Proposal to approve a new managers of managers arrangement with wholly owned subsidiaries of Vanguard	For	Issuer	For	With

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MH Elite Portfolio of Funds Trust

By: /s/ Harvey Merson

Harvey Merson

Chief Executive Officer

Date: August 14, 2018